Note 29 - Treasury Shares Shares Owned By Third Parties But Managed (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shares Owned By Third Parties But Managed By The Group Abstract
Number Of Shares Owned By Third Parties	18,266,509	23,807,398	25,306,229
Par Value Per Share	€ 0.49	€ 0.49	€ 0.49
Percentage Share Capital	0.27%	0.36%	0.38%